UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Franklin S&P 500 Index Fund
Class A [SBSPX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin S&P 500 Index Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$27	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$734,882,079
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	504
Portfolio Turnover Rate	0%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin S&P 500 Index Fund	PAGE 1	7614-STSR-0526

Franklin S&P 500 Index Fund
Class D [SBSDX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin S&P 500 Index Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class D	$17	0.34%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$734,882,079
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	504
Portfolio Turnover Rate	0%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin S&P 500 Index Fund	PAGE 1	7113-STSR-0526

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
S&P 500 Index Fund
Financial Statements and Other Important Information
Semi-Annual  | March 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
March 31, 2026
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.2%
Communication Services — 10.2%
Diversified Telecommunication Services — 0.9%
AT&T Inc.	91,353	$2,648,324
Comcast Corp., Class A Shares	46,800	1,343,628
Verizon Communications Inc.	54,921	2,757,034
Total Diversified Telecommunication Services		6,748,986
Entertainment — 1.3%
Electronic Arts Inc.	2,941	599,582
Live Nation Entertainment Inc.	2,051	312,798 *
Netflix Inc.	55,047	5,292,769 *
Take-Two Interactive Software Inc.	2,238	442,005 *
TKO Group Holdings Inc.	878	177,049
Walt Disney Co.	23,091	2,225,510
Warner Bros. Discovery Inc.	32,295	886,821 *
Total Entertainment		9,936,534
Interactive Media & Services — 7.6%
Alphabet Inc., Class A Shares	75,919	21,831,268
Alphabet Inc., Class C Shares	60,985	17,494,157
Meta Platforms Inc., Class A Shares	28,520	16,317,147
Total Interactive Media & Services		55,642,572
Media — 0.2%
Charter Communications Inc., Class A Shares	1,103	238,116 *
EchoStar Corp., Class A Shares	1,775	207,799 *
Fox Corp., Class A Shares	2,661	155,402
Fox Corp., Class B Shares	1,753	93,084
News Corp., Class A Shares	5,001	124,675
News Corp., Class B Shares	1,697	48,382
Omnicom Group Inc.	4,163	313,516
Paramount Skydance Corp., Class B Shares	3,959	35,710
Trade Desk Inc., Class A Shares	5,773	130,989 *
Total Media		1,347,673
Wireless Telecommunication Services — 0.2%
T-Mobile US Inc.	6,183	1,298,615

Total Communication Services		74,974,380
Consumer Discretionary — 9.8%
Automobile Components — 0.0%††
Aptiv PLC	2,742	190,405 *
Automobiles — 2.1%
Ford Motor Co.	51,491	594,206
General Motors Co.	11,776	877,312
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobiles — continued
Tesla Inc.	36,671	$13,632,444 *
Total Automobiles		15,103,962
Broadline Retail — 3.7%
Amazon.com Inc.	127,381	26,529,641 *
eBay Inc.	5,935	540,204
Total Broadline Retail		27,069,845
Distributors — 0.0%††
Genuine Parts Co.	1,804	190,773
Pool Corp.	441	89,228
Total Distributors		280,001
Hotels, Restaurants & Leisure — 1.8%
Airbnb Inc., Class A Shares	5,561	702,243 *
Booking Holdings Inc.	421	1,772,545
Carnival Corp.	14,928	386,337
Chipotle Mexican Grill Inc.	16,935	542,089 *
Darden Restaurants Inc.	1,521	298,177
Domino’s Pizza Inc.	416	149,257
DoorDash Inc., Class A Shares	4,884	733,333 *
Expedia Group Inc.	1,544	356,494
Hilton Worldwide Holdings Inc.	2,991	909,503
Las Vegas Sands Corp.	3,869	208,462
Marriott International Inc., Class A Shares	2,868	938,037
McDonald’s Corp.	9,274	2,882,266
MGM Resorts International	2,443	90,415 *
Norwegian Cruise Line Holdings Ltd.	6,186	115,678 *
Royal Caribbean Cruises Ltd.	3,274	900,939
Starbucks Corp.	14,867	1,331,935
Wynn Resorts Ltd.	1,087	110,385
Yum! Brands Inc.	3,631	564,548
Total Hotels, Restaurants & Leisure		12,992,643
Household Durables — 0.2%
DR Horton Inc.	3,556	487,954
Garmin Ltd.	2,129	493,949
Lennar Corp., Class A Shares	2,782	241,589
NVR Inc.	36	237,234 *
PulteGroup Inc.	2,554	300,376
Total Household Durables		1,761,102
Leisure Products — 0.0%††
Hasbro Inc.	1,792	167,731
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2026 Semi-Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — 1.7%
AutoZone Inc.	215	$726,223 *
Best Buy Co. Inc.	2,573	165,187
Carvana Co.	1,856	583,489 *
Home Depot Inc.	12,964	4,263,730
Lowe’s Cos. Inc.	7,319	1,729,333
O’Reilly Automotive Inc.	10,912	1,007,287 *
Ross Stores Inc.	4,242	918,944
TJX Cos. Inc.	14,483	2,312,935
Tractor Supply Co.	6,920	313,476
Ulta Beauty Inc.	569	297,422 *
Williams-Sonoma Inc.	1,549	282,429
Total Specialty Retail		12,600,455
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.	1,809	181,063 *
Lululemon Athletica Inc.	1,394	213,421 *
NIKE Inc., Class B Shares	15,554	821,562
Ralph Lauren Corp.	517	177,843
Tapestry Inc.	2,625	370,414
Total Textiles, Apparel & Luxury Goods		1,764,303

Total Consumer Discretionary		71,930,447
Consumer Staples — 5.2%
Beverages — 1.1%
Brown-Forman Corp., Class B Shares	2,049	54,176
Coca-Cola Co.	50,560	3,845,088
Constellation Brands Inc., Class A Shares	1,867	280,050
Keurig Dr Pepper Inc.	17,535	461,696
Molson Coors Beverage Co., Class B Shares	2,093	90,125
Monster Beverage Corp.	9,272	671,849 *
PepsiCo Inc.	17,817	2,766,802
Total Beverages		8,169,786
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	5,790	5,769,330
Dollar General Corp.	2,883	342,298
Dollar Tree Inc.	2,424	265,452 *
Kroger Co.	7,609	550,587
Sysco Corp.	6,193	441,747
Target Corp.	5,890	713,868
Walmart Inc.	57,179	7,106,206
Total Consumer Staples Distribution & Retail		15,189,488
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — 0.5%
Archer-Daniels-Midland Co.	6,296	$457,656
Bunge Global SA	1,772	225,398
Campbell’s Co.	2,717	60,508
Conagra Brands Inc.	6,035	94,870
General Mills Inc.	6,921	257,600
Hershey Co.	1,962	407,880
Hormel Foods Corp.	3,621	82,016
JM Smucker Co.	1,375	132,605
Kraft Heinz Co.	11,172	251,258
McCormick & Co. Inc., Non Voting Shares	3,325	167,713
Mondelez International Inc., Class A Shares	16,754	965,700
Tyson Foods Inc., Class A Shares	3,623	232,126
Total Food Products		3,335,330
Household Products — 0.8%
Church & Dwight Co. Inc.	3,087	288,079
Clorox Co.	1,586	164,357
Colgate-Palmolive Co.	10,526	897,131
Kimberly-Clark Corp.	4,284	413,277
Procter & Gamble Co.	30,306	4,377,399
Total Household Products		6,140,243
Personal Care Products — 0.1%
Estee Lauder Cos. Inc., Class A Shares	3,168	227,368
Kenvue Inc.	24,822	427,931
Total Personal Care Products		655,299
Tobacco — 0.6%
Altria Group Inc.	21,896	1,444,917
Philip Morris International Inc.	20,317	3,359,213
Total Tobacco		4,804,130

Total Consumer Staples		38,294,276
Energy — 4.0%
Energy Equipment & Services — 0.3%
Baker Hughes Co.	12,849	784,432
Halliburton Co.	11,091	432,438
SLB Ltd.	19,423	998,148
Total Energy Equipment & Services		2,215,018
Oil, Gas & Consumable Fuels — 3.7%
APA Corp.	4,492	190,641
Chevron Corp.	24,442	5,057,050
ConocoPhillips	15,958	2,106,456
Coterra Energy Inc.	9,936	349,151
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2026 Semi-Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Devon Energy Corp.	8,117	$408,447
Diamondback Energy Inc.	2,447	483,992
EOG Resources Inc.	7,055	1,019,941
EQT Corp.	8,207	522,294
Expand Energy Corp.	3,112	341,635
Exxon Mobil Corp.	54,494	9,245,452
Kinder Morgan Inc.	25,400	851,662
Marathon Petroleum Corp.	3,846	939,116
Occidental Petroleum Corp.	9,335	606,775
ONEOK Inc.	8,180	739,390
Phillips 66	5,222	951,344
Targa Resources Corp.	2,812	705,053
Texas Pacific Land Corp.	759	360,191
Valero Energy Corp.	3,994	986,838
Williams Cos. Inc.	15,935	1,159,749
Total Oil, Gas & Consumable Fuels		27,025,177

Total Energy		29,240,195
Financials — 12.5%
Banks — 3.5%
Bank of America Corp.	86,541	4,218,874
Citigroup Inc.	22,788	2,584,387
Citizens Financial Group Inc.	5,574	334,273
Fifth Third Bancorp	11,770	546,834
Huntington Bancshares Inc.	26,213	410,233
JPMorgan Chase & Co.	35,161	10,342,960
KeyCorp	12,294	246,495
M&T Bank Corp.	1,978	408,892
PNC Financial Services Group Inc.	5,266	1,095,802
Regions Financial Corp.	11,284	294,738
Truist Financial Corp.	16,540	760,344
US Bancorp	20,264	1,053,931
Wells Fargo & Co.	40,327	3,210,432
Total Banks		25,508,195
Capital Markets — 3.2%
Ameriprise Financial Inc.	1,192	529,725
Ares Management Corp., Class A Shares	2,655	289,660
Bank of New York Mellon Corp.	8,988	1,066,246
Blackrock Inc.	1,879	1,807,053
Blackstone Inc.	9,761	1,122,417
Cboe Global Markets Inc.	1,370	385,066
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Charles Schwab Corp.	21,745	$2,043,595
CME Group Inc.	4,699	1,387,850
Coinbase Global Inc., Class A Shares	2,932	511,956 *
FactSet Research Systems Inc.	480	104,155
Franklin Resources Inc.	4,148	97,976 (a)
Goldman Sachs Group Inc.	3,907	3,305,283
Interactive Brokers Group Inc., Class A Shares	5,811	389,744
Intercontinental Exchange Inc.	7,374	1,159,783
Invesco Ltd.	5,895	143,190
KKR & Co. Inc.	9,004	832,870
Moody’s Corp.	2,002	873,372
Morgan Stanley	15,655	2,576,343
MSCI Inc.	959	516,911
Nasdaq Inc.	5,820	494,060
Northern Trust Corp.	2,459	343,203
Raymond James Financial Inc.	2,300	333,017
Robinhood Markets Inc., Class A Shares	10,299	713,721 *
S&P Global Inc.	3,990	1,697,107
State Street Corp.	3,631	459,539
T. Rowe Price Group Inc.	2,837	255,727
Total Capital Markets		23,439,569
Consumer Finance — 0.5%
American Express Co.	6,970	2,108,286
Capital One Financial Corp.	8,149	1,486,622
Synchrony Financial	4,523	307,654
Total Consumer Finance		3,902,562
Financial Services — 3.6%
Apollo Global Management Inc.	6,075	676,876
Berkshire Hathaway Inc., Class B Shares	23,916	11,460,547 *
Block Inc.	7,054	424,510 *
Corpay Inc.	910	264,801 *
Fidelity National Information Services Inc.	6,788	318,425
Fiserv Inc.	7,058	393,836 *
Global Payments Inc.	3,096	208,361
Jack Henry & Associates Inc.	930	146,977
Mastercard Inc., Class A Shares	10,622	5,307,389
PayPal Holdings Inc.	11,924	539,323
Visa Inc., Class A Shares	21,922	6,625,705
Total Financial Services		26,366,750
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2026 Semi-Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — 1.7%
Aflac Inc.	6,049	$663,636
Allstate Corp.	3,362	697,077
American International Group Inc.	7,044	530,061
Aon PLC, Class A Shares	2,787	899,588
Arch Capital Group Ltd.	4,696	450,769 *
Arthur J Gallagher & Co.	3,365	728,792
Assurant Inc.	639	139,181
Brown & Brown Inc.	3,867	252,167
Chubb Ltd.	4,749	1,547,842
Cincinnati Financial Corp.	2,032	319,735
Erie Indemnity Co., Class A Shares	347	87,205
Everest Group Ltd.	529	172,904
Globe Life Inc.	1,051	146,268
Hartford Insurance Group Inc.	3,638	491,967
Loews Corp.	2,229	237,923
Marsh & McLennan Cos. Inc.	6,276	1,088,572
MetLife Inc.	7,218	510,457
Principal Financial Group Inc.	2,522	227,257
Progressive Corp.	7,621	1,510,787
Prudential Financial Inc.	4,521	441,656
Travelers Cos. Inc.	2,821	822,829
Willis Towers Watson PLC	1,245	361,921
WR Berkley Corp.	3,903	258,691
Total Insurance		12,587,285

Total Financials		91,804,361
Health Care — 9.4%
Biotechnology — 1.8%
AbbVie Inc.	23,059	5,015,102
Amgen Inc.	7,014	2,467,876
Biogen Inc.	1,931	354,010 *
Gilead Sciences Inc.	16,148	2,250,547
Incyte Corp.	2,133	200,758 *
Moderna Inc.	4,429	224,993 *
Regeneron Pharmaceuticals Inc.	1,315	1,016,022
Vertex Pharmaceuticals Inc.	3,304	1,475,368 *
Total Biotechnology		13,004,676
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	22,722	2,332,868
Align Technology Inc.	864	148,115 *
Baxter International Inc.	6,454	108,427
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Becton Dickinson & Co.	3,691	$580,336
Boston Scientific Corp.	19,301	1,211,138 *
Cooper Cos. Inc.	2,533	181,109 *
Dexcom Inc.	4,964	311,739 *
Edwards Lifesciences Corp.	7,497	600,360 *
GE HealthCare Technologies Inc.	5,988	426,226
Hologic Inc.	2,960	223,746 *
IDEXX Laboratories Inc.	1,045	587,175 *
Insulet Corp.	934	195,991 *
Intuitive Surgical Inc.	4,638	2,138,072 *
Medtronic PLC	16,700	1,447,055
ResMed Inc.	1,916	430,104
Solventum Corp.	1,846	120,544 *
STERIS PLC	1,300	287,469
Stryker Corp.	4,482	1,472,740
Zimmer Biomet Holdings Inc.	2,612	236,177
Total Health Care Equipment & Supplies		13,039,391
Health Care Providers & Services — 1.5%
Cardinal Health Inc.	3,059	646,397
Cencora Inc.	2,538	797,287
Centene Corp.	6,007	196,669 *
Cigna Group	3,439	917,353
CVS Health Corp.	16,608	1,192,786
DaVita Inc.	417	64,089 *
Elevance Health Inc.	2,877	842,242
HCA Healthcare Inc.	2,042	966,356
Henry Schein Inc.	1,351	99,569 *
Humana Inc.	1,603	277,944
Labcorp Holdings Inc.	1,069	285,220
McKesson Corp.	1,597	1,381,980
Quest Diagnostics Inc.	1,418	277,900
UnitedHealth Group Inc.	11,807	3,194,856
Universal Health Services Inc., Class B Shares	745	133,333
Total Health Care Providers & Services		11,273,981
Life Sciences Tools & Services — 0.8%
Agilent Technologies Inc.	3,673	418,649
Bio-Techne Corp.	2,062	107,760
Charles River Laboratories International Inc.	665	114,712 *
Danaher Corp.	8,198	1,554,341
IQVIA Holdings Inc.	2,234	380,986 *
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2026 Semi-Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Life Sciences Tools & Services — continued
Mettler-Toledo International Inc.	263	$331,696 *
Revvity Inc.	1,493	130,802
Thermo Fisher Scientific Inc.	4,895	2,406,039
Waters Corp.	1,275	379,695 *
West Pharmaceutical Services Inc.	939	235,351
Total Life Sciences Tools & Services		6,060,031
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	26,570	1,611,470
Eli Lilly & Co.	10,332	9,503,064
Johnson & Johnson	31,434	7,683,727
Merck & Co. Inc.	32,410	3,898,599
Pfizer Inc.	74,318	2,086,849
Viatris Inc.	15,260	206,163
Zoetis Inc.	5,496	649,682
Total Pharmaceuticals		25,639,554

Total Health Care		69,017,633
Industrials — 9.0%
Aerospace & Defense — 2.3%
Axon Enterprise Inc.	1,023	434,458 *
Boeing Co.	10,259	2,041,849 *
General Dynamics Corp.	3,316	1,138,117
General Electric Co.	13,679	3,881,690
Howmet Aerospace Inc.	5,204	1,199,314
Huntington Ingalls Industries Inc.	502	190,710
L3Harris Technologies Inc.	2,433	839,750
Lockheed Martin Corp.	2,647	1,599,820
Northrop Grumman Corp.	1,737	1,185,051
RTX Corp.	17,513	3,378,258
Textron Inc.	2,226	194,909
TransDigm Group Inc.	737	854,153
Total Aerospace & Defense		16,938,079
Air Freight & Logistics — 0.3%
CH Robinson Worldwide Inc.	1,524	253,091
Expeditors International of Washington Inc.	1,740	249,220
FedEx Corp.	2,834	1,009,414
United Parcel Service Inc., Class B Shares	9,649	949,269
Total Air Freight & Logistics		2,460,994
Building Products — 0.5%
Allegion PLC	1,149	166,938
AO Smith Corp.	1,505	99,240
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Building Products — continued
Builders FirstSource Inc.	1,428	$117,567 *
Carrier Global Corp.	10,248	577,065
Johnson Controls International PLC	7,993	1,046,684
Lennox International Inc.	405	187,972
Masco Corp.	2,576	155,513
Trane Technologies PLC	2,874	1,197,711
Total Building Products		3,548,690
Commercial Services & Supplies — 0.4%
Cintas Corp.	4,425	748,445
Copart Inc.	11,703	388,540 *
Republic Services Inc.	2,644	579,089
Rollins Inc.	3,869	206,643
Veralto Corp.	3,239	286,392
Waste Management Inc.	4,855	1,115,630
Total Commercial Services & Supplies		3,324,739
Construction & Engineering — 0.3%
Comfort Systems USA Inc.	461	635,715
EMCOR Group Inc.	578	426,743
Quanta Services Inc.	1,948	1,069,491
Total Construction & Engineering		2,131,949
Electrical Equipment — 1.2%
AMETEK Inc.	2,977	638,150
Eaton Corp. PLC	5,065	1,811,599
Emerson Electric Co.	7,342	961,949
GE Vernova Inc.	3,514	3,067,371
Generac Holdings Inc.	740	144,544 *
Hubbell Inc.	688	337,629
Rockwell Automation Inc.	1,464	525,400
Vertiv Holdings Co., Class A Shares	4,987	1,249,642
Total Electrical Equipment		8,736,284
Ground Transportation — 0.9%
CSX Corp.	24,253	995,585
J.B. Hunt Transport Services Inc.	953	201,941
Norfolk Southern Corp.	2,943	844,641
Old Dominion Freight Line Inc.	2,415	471,891
Uber Technologies Inc.	26,833	1,930,098 *
Union Pacific Corp.	7,737	1,877,151
Total Ground Transportation		6,321,307
Industrial Conglomerates — 0.4%
3M Co.	6,864	996,859
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2026 Semi-Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrial Conglomerates — continued
Honeywell International Inc.	8,290	$1,873,788
Total Industrial Conglomerates		2,870,647
Machinery — 1.8%
Caterpillar Inc.	6,067	4,298,227
Cummins Inc.	1,802	969,512
Deere & Co.	3,296	1,856,637
Dover Corp.	1,748	364,371
Fortive Corp.	4,084	225,763
IDEX Corp.	971	184,053
Illinois Tool Works Inc.	3,422	890,712
Ingersoll Rand Inc.	4,580	366,950
Nordson Corp.	674	179,324
Otis Worldwide Corp.	5,074	391,104
PACCAR Inc.	6,858	792,099
Parker-Hannifin Corp.	1,647	1,474,460
Pentair PLC	2,142	186,590
Snap-on Inc.	685	248,806
Stanley Black & Decker Inc.	2,069	147,023
Westinghouse Air Brake Technologies Corp.	2,231	557,549
Xylem Inc.	3,206	383,117
Total Machinery		13,516,297
Passenger Airlines — 0.2%
Delta Air Lines Inc.	8,514	566,011
Southwest Airlines Co.	6,404	240,598
United Airlines Holdings Inc.	4,164	383,379 *
Total Passenger Airlines		1,189,988
Professional Services — 0.4%
Automatic Data Processing Inc.	5,227	1,062,022
Broadridge Financial Solutions Inc.	1,521	247,132
Equifax Inc.	1,595	287,212
Jacobs Solutions Inc.	1,518	193,211
Leidos Holdings Inc.	1,683	261,740
Paychex Inc.	4,253	391,786
Verisk Analytics Inc.	1,809	343,258
Total Professional Services		2,786,361
Trading Companies & Distributors — 0.3%
Fastenal Co.	14,986	695,350
United Rentals Inc.	828	603,248
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
W.W. Grainger Inc.	573	$625,034
Total Trading Companies & Distributors		1,923,632

Total Industrials		65,748,967
Information Technology — 32.6%
Communications Equipment — 1.1%
Arista Networks Inc.	13,441	1,650,286 *
Ciena Corp.	1,850	718,226 *
Cisco Systems Inc.	51,503	3,996,118
F5 Inc.	749	216,708 *
Lumentum Holdings Inc.	930	653,567 *
Motorola Solutions Inc.	2,153	934,337
Total Communications Equipment		8,169,242
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A Shares	16,026	2,024,885
CDW Corp.	1,684	203,798
Coherent Corp.	2,439	580,994 *
Corning Inc.	10,192	1,385,806
Jabil Inc.	1,393	370,023
Keysight Technologies Inc.	2,254	636,462 *
TE Connectivity PLC	3,803	794,903
Teledyne Technologies Inc.	606	366,636 *
Zebra Technologies Corp., Class A Shares	655	136,947 *
Total Electronic Equipment, Instruments & Components		6,500,454
IT Services — 0.8%
Accenture PLC, Class A Shares	8,024	1,591,079
Akamai Technologies Inc.	1,883	216,263 *
Cognizant Technology Solutions Corp., Class A Shares	6,247	383,253
EPAM Systems Inc.	678	91,801 *
Gartner Inc.	930	147,256 *
GoDaddy Inc., Class A Shares	1,716	141,862 *
International Business Machines Corp.	12,166	2,948,917
VeriSign Inc.	1,073	266,490
Total IT Services		5,786,921
Semiconductors & Semiconductor Equipment — 14.3%
Advanced Micro Devices Inc.	21,258	4,324,515 *
Analog Devices Inc.	6,370	2,026,552
Applied Materials Inc.	10,338	3,533,425
Broadcom Inc.	61,823	19,134,837
First Solar Inc.	1,399	275,967 *
Intel Corp.	61,216	2,701,462 *
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2026 Semi-Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
KLA Corp.	1,710	$2,517,821
Lam Research Corp.	16,285	3,479,453
Microchip Technology Inc.	7,126	460,411
Micron Technology Inc.	14,675	4,957,802
Monolithic Power Systems Inc.	636	695,371
NVIDIA Corp.	316,861	55,260,558
NXP Semiconductors NV	3,292	648,063
ON Semiconductor Corp.	5,174	320,374 *
Qnity Electronics Inc.	2,689	310,257
QUALCOMM Inc.	13,875	1,786,822
Skyworks Solutions Inc.	1,868	100,031
Teradyne Inc.	2,060	610,708
Texas Instruments Inc.	11,834	2,297,453
Total Semiconductors & Semiconductor Equipment		105,441,882
Software — 8.2%
Adobe Inc.	5,354	1,301,450 *
AppLovin Corp., Class A Shares	3,526	1,403,348 *
Autodesk Inc.	2,777	664,814 *
Cadence Design Systems Inc.	3,554	987,550 *
CrowdStrike Holdings Inc., Class A Shares	3,273	1,277,812 *
Datadog Inc., Class A Shares	4,310	508,796 *
Fair Isaac Corp.	312	333,072 *
Fortinet Inc.	8,227	672,310 *
Gen Digital Inc.	7,179	135,181
Intuit Inc.	3,637	1,572,566
Microsoft Corp.	96,832	35,844,301
Oracle Corp.	22,111	3,252,749
Palantir Technologies Inc., Class A Shares	29,799	4,358,998 *
Palo Alto Networks Inc.	10,537	1,689,292 *
PTC Inc.	1,535	218,722 *
Roper Technologies Inc.	1,372	485,496
Salesforce Inc.	12,221	2,281,294
ServiceNow Inc.	13,658	1,427,944 *
Synopsys Inc.	2,495	989,218 *
Trimble Inc.	3,115	203,191 *
Tyler Technologies Inc.	557	190,706 *
Workday Inc., Class A Shares	2,787	362,087 *
Total Software		60,160,897
Technology Hardware, Storage & Peripherals — 7.3%
Apple Inc.	191,431	48,583,273
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
Dell Technologies Inc., Class C Shares	3,879	$636,660
Hewlett Packard Enterprise Co.	17,436	415,151
HP Inc.	12,054	231,557
NetApp Inc.	2,584	264,576
Sandisk Corp.	1,924	1,222,394 *
Seagate Technology Holdings PLC	2,843	1,113,774
Super Micro Computer Inc.	6,671	151,899 *
Western Digital Corp.	4,428	1,197,730
Total Technology Hardware, Storage & Peripherals		53,817,014

Total Information Technology		239,876,410
Materials — 2.1%
Chemicals — 1.2%
Air Products & Chemicals Inc.	2,921	848,521
Albemarle Corp.	1,524	273,604
CF Industries Holdings Inc.	2,025	262,926
Corteva Inc.	8,735	731,207
Dow Inc.	9,415	392,135
DuPont de Nemours Inc.	5,378	246,312
Ecolab Inc.	3,335	887,177
International Flavors & Fragrances Inc.	3,400	246,670
Linde PLC	6,078	3,013,229
LyondellBasell Industries NV, Class A Shares	3,378	272,132
Mosaic Co.	4,295	109,522
PPG Industries Inc.	2,902	310,166
Sherwin-Williams Co.	3,018	967,420
Total Chemicals		8,561,021
Construction Materials — 0.2%
CRH PLC	8,767	921,587
Martin Marietta Materials Inc.	780	459,171
Vulcan Materials Co.	1,731	471,351
Total Construction Materials		1,852,109
Containers & Packaging — 0.2%
Amcor PLC	5,887	234,008
Avery Dennison Corp.	975	168,363
Ball Corp.	3,434	202,984
International Paper Co.	6,841	244,224
Packaging Corp. of America	1,157	245,538
Smurfit Westrock PLC	6,908	275,284
Total Containers & Packaging		1,370,401
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2026 Semi-Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — 0.5%
Freeport-McMoRan Inc.	18,766	$1,103,065
Newmont Corp.	14,211	1,538,341
Nucor Corp.	2,960	500,536
Steel Dynamics Inc.	1,794	322,920
Total Metals & Mining		3,464,862

Total Materials		15,248,393
Real Estate — 1.9%
Health Care REITs — 0.3%
Alexandria Real Estate Equities Inc.	2,061	95,672
Healthpeak Properties Inc.	8,943	146,933
Ventas Inc.	6,192	506,382
Welltower Inc.	9,099	1,798,963
Total Health Care REITs		2,547,950
Hotel & Resort REITs — 0.0%††
Host Hotels & Resorts Inc.	8,116	155,503
Industrial REITs — 0.2%
Prologis Inc.	12,098	1,599,114
Office REITs — 0.0%††
BXP Inc.	2,005	104,059
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	3,764	509,872 *
CoStar Group Inc.	5,433	219,167 *
Total Real Estate Management & Development		729,039
Residential REITs — 0.2%
AvalonBay Communities Inc.	1,868	305,138
Camden Property Trust	1,372	133,989
Equity Residential	4,397	260,082
Essex Property Trust Inc.	854	206,668
Invitation Homes Inc.	7,455	185,257
Mid-America Apartment Communities Inc.	1,563	190,874
UDR Inc.	3,746	126,540
Total Residential REITs		1,408,548
Retail REITs — 0.3%
Federal Realty Investment Trust	1,042	110,671
Kimco Realty Corp.	8,851	198,882
Realty Income Corp.	11,987	733,364
Regency Centers Corp.	2,200	166,452
Simon Property Group Inc.	4,236	790,141
Total Retail REITs		1,999,510
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialized REITs — 0.8%
American Tower Corp.	6,100	$1,052,738
Crown Castle Inc.	5,647	459,157
Digital Realty Trust Inc.	4,237	763,550
Equinix Inc.	1,281	1,255,687
Extra Space Storage Inc.	2,728	357,723
Iron Mountain Inc.	3,885	396,814
Public Storage	2,055	556,658
SBA Communications Corp.	1,399	240,782
VICI Properties Inc.	13,962	381,442
Weyerhaeuser Co.	9,134	223,144
Total Specialized REITs		5,687,695

Total Real Estate		14,231,418
Utilities — 2.5%
Electric Utilities — 1.7%
Alliant Energy Corp.	3,377	242,334
American Electric Power Co. Inc.	7,014	919,395
Constellation Energy Corp.	4,075	1,137,944
Duke Energy Corp.	10,125	1,325,768
Edison International	4,985	364,802
Entergy Corp.	5,904	663,373
Evergy Inc.	3,033	248,463
Eversource Energy	4,915	340,511
Exelon Corp.	13,348	654,319
FirstEnergy Corp.	6,802	344,589
NextEra Energy Inc.	27,098	2,516,862
NRG Energy Inc.	2,766	404,223
PG&E Corp.	28,377	498,584
Pinnacle West Capital Corp.	1,590	160,193
PPL Corp.	9,742	372,144
Southern Co.	14,342	1,384,290
Xcel Energy Inc.	7,690	610,894
Total Electric Utilities		12,188,688
Gas Utilities — 0.0%††
Atmos Energy Corp.	2,164	399,734
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	9,618	135,518
Vistra Corp.	4,122	619,660
Total Independent Power and Renewable Electricity Producers		755,178
Multi-Utilities — 0.7%
Ameren Corp.	3,611	396,921
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2026 Semi-Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Multi-Utilities — continued
	CenterPoint Energy Inc.	8,456	$364,961
	CMS Energy Corp.	3,996	310,010
	Consolidated Edison Inc.	4,713	533,418
	Dominion Energy Inc.	11,089	685,522
	DTE Energy Co.	2,709	396,110
	NiSource Inc.	6,267	292,418
	Public Service Enterprise Group Inc.	6,555	530,627
	Sempra	8,548	830,609
	WEC Energy Group Inc.	4,240	490,865
Total Multi-Utilities			4,831,461
Water Utilities — 0.0%††
	American Water Works Co. Inc.	2,560	348,390

Total Utilities			18,523,451
Total Investments before Short-Term Investments (Cost — $279,283,132)			728,889,931
	Rate
Short-Term Investments — 0.6%
Invesco Treasury Portfolio, Institutional Class (Cost — $4,810,447)	3.562%	4,810,447	4,810,447 (b)
Total Investments — 99.8% (Cost — $284,093,579)			733,700,378
Other Assets in Excess of Liabilities — 0.2%			1,181,701
Total Net Assets — 100.0%			$734,882,079

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	20	6/26	$6,698,524	$6,570,750	$(127,774)
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $284,009,954)	$733,602,402
Investments in affiliated securities, at value (Cost — $83,625)	97,976
Cash	3
Deposits with brokers for open futures contracts	633,909
Receivable for Fund shares sold	589,267
Dividends receivable from unaffiliated investments	387,795
Receivable from brokers — net variation margin on open futures contracts	236,701
Dividends receivable from affiliated investments	1,369
Prepaid expenses	25,376
Total Assets	735,574,798
Liabilities:
Payable for Fund shares repurchased	222,446
Investment management fee payable	128,419
Service and/or distribution fees payable	120,720
Transfer agent fees payable	90,135
Standard & Poor’s license fees payable	47,618
Fund accounting fees payable	41,142
Accrued expenses	42,239
Total Liabilities	692,719
Total Net Assets	$734,882,079
Net Assets:
Par value (Note 7)	$145
Paid-in capital in excess of par value	289,329,655
Total distributable earnings (loss)	445,552,279
Total Net Assets	$734,882,079
Net Assets:
Class A	$695,512,580
Class D	$39,369,499
Shares Outstanding:
Class A	13,775,675
Class D	771,154
Net Asset Value:
Class A	$50.49
Class D	$51.05
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended March 31, 2026

Investment Income:
Dividends from unaffiliated investments	$4,584,096
Dividends from affiliated investments	2,585
Interest	16,964
Less: Foreign taxes withheld	(713)
Total Investment Income	4,602,932
Expenses:
Investment management fee (Note 2)	940,046
Service and/or distribution fees (Notes 2 and 5)	710,906
Transfer agent fees (Notes 2 and 5)	289,635
Standard & Poor’s license fees	37,602
Fund accounting fees	37,233
Legal fees	32,110
Registration fees	24,964
Audit and tax fees	21,393
Trustees’ fees	17,590
Shareholder reports	15,519
Commitment fees (Note 9)	2,762
Insurance	2,132
Custody fees	1,820
Miscellaneous expenses	5,112
Total Expenses	2,138,824
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(149,455)
Net Expenses	1,989,369
Net Investment Income	2,613,563
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions in unaffiliated securities	(807,075)
Futures contracts	(246,008)
Net Realized Loss	(1,053,083)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(17,428,810)
Investments in affiliated securities	1,871
Futures contracts	(208,420)
Change in Net Unrealized Appreciation (Depreciation)	(17,635,359)
Net Loss on Investments and Futures Contracts	(18,688,442)
Decrease in Net Assets From Operations	$(16,074,879)
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2026 (unaudited) and the Year Ended September 30, 2025	2026	2025
Operations:
Net investment income	$2,613,563	$5,057,396
Net realized gain (loss)	(1,053,083)	989,983
Change in net unrealized appreciation (depreciation)	(17,635,359)	97,158,262
Increase (Decrease) in Net Assets From Operations	(16,074,879)	103,205,641
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(5,958,534)	(6,651,906)
Decrease in Net Assets From Distributions to Shareholders	(5,958,534)	(6,651,906)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	78,814,335	135,964,791
Reinvestment of distributions	5,888,195	6,578,759
Cost of shares repurchased	(54,556,088)	(80,054,066)
Increase in Net Assets From Fund Share Transactions	30,146,442	62,489,484
Increase in Net Assets	8,113,029	159,043,219
Net Assets:
Beginning of period	726,769,050	567,725,831
End of period	$734,882,079	$726,769,050
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$51.96	$44.89	$33.43	$28.74	$35.94	$29.50
Income (loss) from operations:
Net investment income	0.18	0.37	0.39	0.37	0.31	0.29
Net realized and unrealized gain (loss)	(1.24)	7.21	11.43	5.53	(5.58)	8.02
Total income (loss) from operations	(1.06)	7.58	11.82	5.90	(5.27)	8.31
Less distributions from:
Net investment income	(0.33)	(0.35)	(0.36)	(0.33)	(0.26)	(0.35)
Net realized gains	(0.08)	(0.16)	—	(0.88)	(1.67)	(1.52)
Total distributions	(0.41)	(0.51)	(0.36)	(1.21)	(1.93)	(1.87)
Net asset value, end of period	$50.49	$51.96	$44.89	$33.43	$28.74	$35.94
Total return[3]	(2.06)%	17.00%	35.60%	20.99%	(15.77)%	29.24%
Net assets, end of period (millions)	$696	$686	$526	$333	$260	$318
Ratios to average net assets:
Gross expenses	0.58%[4]	0.60%	0.58%	0.61%	0.61%	0.59%
Net expenses[5,6]	0.54 [4]	0.54	0.54	0.54	0.57	0.59
Net investment income	0.68 [4]	0.80	0.98	1.15	0.91	0.86
Portfolio turnover rate	0%[7]	1%	1%	3%	9%	3%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, effective June 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.54%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. Prior to June 1, 2022, the expense limitation was 0.59%.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Amount represents less than 1%.
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class D Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$52.57	$45.41	$33.79	$29.05	$36.30	$29.77
Income (loss) from operations:
Net investment income	0.23	0.47	0.47	0.44	0.39	0.36
Net realized and unrealized gain (loss)	(1.24)	7.28	11.57	5.58	(5.65)	8.10
Total income (loss) from operations	(1.01)	7.75	12.04	6.02	(5.26)	8.46
Less distributions from:
Net investment income	(0.43)	(0.43)	(0.42)	(0.40)	(0.32)	(0.41)
Net realized gains	(0.08)	(0.16)	—	(0.88)	(1.67)	(1.52)
Total distributions	(0.51)	(0.59)	(0.42)	(1.28)	(1.99)	(1.93)
Net asset value, end of period	$51.05	$52.57	$45.41	$33.79	$29.05	$36.30
Total return[3]	(1.97)%	17.21%	35.89%	21.23%	(15.60)%	29.52%
Net assets, end of period (000s)	$39,369	$40,846	$41,626	$29,248	$25,890	$29,592
Ratios to average net assets:
Gross expenses	0.35%[4]	0.38%	0.39%	0.42%	0.43%	0.40%
Net expenses[5,6]	0.34 [4]	0.34	0.34	0.34	0.37	0.39
Net investment income	0.88 [4]	1.00	1.18	1.35	1.11	1.06
Portfolio turnover rate	0%[7]	1%	1%	3%	9%	3%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, effective June 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class D shares did not exceed 0.34%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. Prior to June 1, 2022, the expense limitation was 0.39%.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Amount represents less than 1%.
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Franklin S&P 500 Index Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin S&P 500 Index Fund 2026 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$728,889,931	—	—	$728,889,931
Short-Term Investments†	4,810,447	—	—	4,810,447
Total Investments	$733,700,378	—	—	$733,700,378
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$127,774	—	—	$127,774

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in
Franklin S&P 500 Index Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit

Franklin S&P 500 Index Fund 2026 Semi-Annual Report

related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of March 31, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs.
Franklin S&P 500 Index Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(i) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term

Franklin S&P 500 Index Fund 2026 Semi-Annual Report

instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and Class D shares did not exceed 0.54% and 0.34%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent.
During the six months ended March 31, 2026, fees waived and/or expenses reimbursed amounted to $149,455.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended March 31, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $33,110 was earned by Investor Services.
Franklin S&P 500 Index Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$32,989,525
Sales	3,675,617
At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$288,040,388	$459,239,274	$(13,579,284)	$445,659,990
Futures contracts	—	—	(127,774)	(127,774)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2026.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$127,774

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

Franklin S&P 500 Index Fund 2026 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(246,008)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(208,420)
During the six months ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$12,386,480

*	Based on the average of the market values at each month-end during the period.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended March 31, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$710,906	$279,291
Class D	—	10,344
Total	$710,906	$289,635
Franklin S&P 500 Index Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended March 31, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$146,784
Class D	2,671
Total	$149,455
6. Distributions to shareholders by class

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Net Investment Income:
Class A	$4,498,707	$4,237,192
Class D	329,542	397,957
Total	$4,828,249	$4,635,149
Net Realized Gains:
Class A	$1,068,884	$1,873,231
Class D	61,401	143,526
Total	$1,130,285	$2,016,757
7. Shares of beneficial interest
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,459,496	$77,071,585	2,860,901	$132,691,811
Shares issued on reinvestment	104,730	5,497,252	129,222	6,037,276
Shares repurchased	(989,887)	(52,104,407)	(1,507,334)	(69,891,085)
Net increase	574,339	$30,464,430	1,482,789	$68,838,002
Class D
Shares sold	32,812	$1,742,750	70,294	$3,272,980
Shares issued on reinvestment	7,369	390,943	11,474	541,483
Shares repurchased	(45,966)	(2,451,681)	(221,598)	(10,162,981)
Net decrease	(5,785)	$(317,988)	(139,830)	$(6,348,518)

Franklin S&P 500 Index Fund 2026 Semi-Annual Report

8. Transactions with affiliated company
The Fund invests in securities that are components of the S&P 500 Index. Franklin Resources Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Franklin Resources Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Franklin Resources Inc. for the year ended March 31, 2026:

	Affiliate Value at September 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Resources Inc.	$85,234	$10,871	463	—	—

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Franklin Resources Inc.	—	$2,585	$1,871	$97,976
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2026.
10. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is
Franklin S&P 500 Index Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin S&P 500 Index Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Franklin S&P 500 Index Fund

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Franklin
S&P 500 Index Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin S&P 500 Index Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
Franklin S&P 500 Index Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90138-SFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 26, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 26, 2026